Leases - Summary of Maturity Analysis of Lease Liabilities (Detail) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Gross lease liabilities	$ 706,177	$ 407,640
Lease liabilities	633,028	392,822	$ 280,869
Less than one year [member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Gross lease liabilities	264,842	194,688
Later than one year and not later than two years [member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Gross lease liabilities	175,428	212,952
Later than two years and not later than five years [member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Gross lease liabilities	265,907	0
More than 5 Years [member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Gross lease liabilities	$ 0	$ 0